Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 18 — Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group (the “CODM”), in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

Chief executive officer is determined as the CODM of the Group. The Group has four primary operating segments (1) futures and securities brokerage services; (2) market making (CFD) trading; (3) TRS trading; (4) OTC stock option trading; and (5) others. The Group’s futures and securities brokerage segment generates commission income by enabling customers to trade in futures and securities markets throughout the world. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group experiences trading gains and losses from such market making (CFD trading) activities. The Group generated income from TRS trading business including the commission income from the securities trading and interest income from the loan to customers. The Group also generated trading gains or losses from the OTC stock options where it serves as the counterparty in the option contracts. Other businesses include the following: (1) insurance brokerage segment which generates commissions by providing insurance brokerage services to high-net-worth individuals; (2) proprietary trading activities in investment securities, futures and derivatives, (3) sale of NFT and development NFT platform and Metaverse games, and (4) executive management functions and corporate overhead.

	Futures
	and securities			OTC Stock
	brokerage	CFD	TRS	option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2025
Revenues (losses)	$-	$321	$923,482	$8,089,636	$377,212	$9,390,651

Commissions and fees	14	-	-	-	1,924	1,938
Custodian and other fees for digital assets	-	-	-	-	196,211	196,211
Compensation and benefits	209,245	-	-	-	1,450,007	1,659,252
Occupancy	68,181	1,200	1,200	1,200	83,055	154,836
Communication and technology	147,899	65,990	65,990	65,990	1,202,832	1,548,701
General and administrative	67,807	1,976	1,976	1,976	529,481	603,216
Professional fees	32,102	30,108	30,108	30,108	1,671,836	1,794,262
Service fees	-	62,521	73,394	73,394	368,727	578,036
Interest	-	-	1,936	-	2,128,914	2,130,850
Depreciation	504	397,500	397,500	397,500	1,198,200	2,391,204
Marketing	25,630	-	-	-	52,204	77,834
Change in fair value of warrant liabilities	-	-	-	-	(123,188)	(123,188)
Change in fair value of digital assets	-	-	-	-	3,118,099	3,118,099
Investment loss on digital assets	-	-	-	-	312,659	312,659
Other operating (income) expenses	(9,135)	-	-	-	(76,850)	(85,985)
	542,247	559,295	572,104	570,168	12,114,111	14,357,925
Income (loss) from operations	$(542,247)	$(558,974)	$351,378	$7,519,468	$(11,736,899)	$(4,967,274)
Total segment assets	$500,900	$15,880,365	$16,755,929	$-	$21,117,318	$54,254,512
	Futures
	and securities			OTC Stock
	brokerage	CFD	TRS	option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2024
Revenues (losses)	653,340	521,860	9,140	(7,978,722)	1,928,301	(4,866,081)

Commissions and fees	436,112	-	88,934	-	430,773	955,819
Compensation and benefits	921,455	-	-	-	2,342,638	3,264,093
Occupancy	75,538	8,702	8,702	8,702	646,106	747,750
Communication and technology	375,377	353,799	366,199	353,799	1,941,343	3,390,517
General and administrative	160,848	20,138	20,138	20,138	657,232	878,494
Professional fees	22,377	106,139	106,139	106,139	4,111,040	4,451,834
Service fees	-	322,684	276,740	276,740	1,012,536	1,888,700
Interest	-	-	208,210	-	613,722	821,932
Depreciation	671	795,000	795,000	795,000	50,041	2,435,712
Marketing	1,405	236,500	236,500	236,500	2,887,944	3,598,849
Change in fair value of warrant liabilities	-	-	-	-	13,501	13,501
Other operating expenses	10,338	-	-	-	230,040	240,378
	2,004,121	1,842,962	2,106,562	1,797,018	14,936,916	22,687,579
Income (loss) from operations	$(1,350,781)	$(1,321,102)	$(2,097,422)	$(9,775,740)	$(13,008,615)	$(27,553,660)
Total segment assets	$1,838,093	$20,235,532	$12,819,851	$-	$1,460,948	$36,354,424

	Futures
	and securities			OTC Stock
	brokerage	CFD	TRS	option
	services	trading	trading	trading	Other	Total
Year ended December 31, 2023
Revenues (losses)	$2,570,495	$19,326,140	$(2,342,395)	$(798,725)	$2,335,729	$21,091,244

Commissions and fees	1,606,210	-	825,503	-	986,685	3,418,398
Compensation and benefits	997,602	-	-	-	3,102,250	4,099,852
Occupancy	-	7,120	7,120	7,120	848,894	870,254
Communication and technology	471,918	225,636	225,636	225,636	1,910,636	3,059,462
General and administrative	226,802	33,492	33,492	33,492	1,104,870	1,432,148
Crypto currencies	-	-	-	-	-	-
Professional fees	24,411	50,432	50,432	50,432	3,231,658	3,407,365
Research and development	-	-	-		7,115	7,115
Service fees	-	433,734	342,367	342,367	1,234,364	2,352,832
Interest	-	-	1,880,282		532,820	2,413,102
Depreciation and amortization	419	576,944	576,944	576,944	63,760	1,795,011
Marketing	1,673	3,909	3,909	3,909	4,183,395	4,196,795
Change in fair value of warrant liabilities	-	-	-	-	(565,313)	(565,313)
Impairment of Property and equipment	-	-	-	-	-	-
Impairment of cryptocurrencies	-	-	-	-	-	-
Other operating expenses	358,074	-	-	-	72,140	430,214
	3,687,109	1,331,267	3,945,685	1,239,900	16,713,274	26,917,235
Income (loss) from operations	$(1,116,614)	$17,994,873	$(6,288,080)	$(2,038,625)	$(14,377,545)	$(5,825,991)
Total segment assets	$4,444,667	$30,862,233	$31,563,234	$1,801,095	$5,873,357	$74,544,586